2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Dynamic Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 56 .3%
Communication Services — 5.1%
Alphabet Inc ....................... 35,535 5,941,097
Alphabet Inc ....................... 1,068 177,128
Comcast Corp ...................... 3,862 161,316
Meta Platforms Inc ................... 12,862 7,362,723
Netflix Inc
(1)
........................ 6,126 4,344,988
Telephone and Data Systems Inc ......... 4,089 95,069
Verizon Communications Inc ............ 18,008 808,739
18,891,060
Consumer Discretionary — 7.4%
Abercrombie & Fitch Co
(1)
............... 661 92,474
Amazon.com Inc
(1)
................... 62,738 11,689,972
Best Buy Co Inc ..................... 4,463 461,028
Burlington Stores Inc
(1)
................ 1,840 484,803
Crocs Inc
(1)
........................ 2,893 418,935
Frontdoor Inc
(1)
...................... 2,304 110,569
General Motors Co ................... 2,572 115,328
Helen of Troy Ltd
(1)
................... 1,268 78,426
Installed Building Products Inc ........... 1,349 332,218
Las Vegas Sands Corp ................. 8,697 437,807
La-Z-Boy Inc ....................... 4,788 205,549
Lennar Corp ....................... 12,986 2,434,615
Lowe's Cos Inc ..................... 4,538 1,229,117
Lululemon Athletica Inc
(1)
............... 2,891 784,473
Mohawk Industries Inc
(1)
............... 10,996 1,766,837
Ross Stores Inc ..................... 17,431 2,623,540
Texas Roadhouse Inc ................. 565 99,779
TJX Cos Inc/The ..................... 25,625 3,011,963
TopBuild Corp
(1)
..................... 1,012 411,692
Tupperware Brands Corp
(1)
.............. 13,119 1,050
Valvoline Inc
(1)
...................... 2,326 97,343
Whirlpool Corp ...................... 6,313 675,491
27,563,009
Consumer Staples — 2.3%
Altria Group Inc ..................... 24,955 1,273,703
Bunge Global SA .................... 9,170 886,189
Costco Wholesale Corp ................ 789 699,464
Kimberly-Clark Corp .................. 6,546 931,365
Kroger Co/The ...................... 23,510 1,347,123
Molson Coors Beverage Co ............. 8,422 484,433
Target Corp ........................ 5,017 781,950
Walmart Inc ....................... 26,521 2,141,571
8,545,798
Energy — 0.4%
Berry Corp ........................ 1,448 7,443
Civitas Resources Inc ................. 407 20,623
Crescent Energy Co .................. 1,190 13,030
Devon Energy Corp ................... 2,140 83,717
EOG Resources Inc ................... 7,899 971,024
Murphy Oil Corp ..................... 7,731 260,844
Teekay Corp
(1)
...................... 1,128 10,377
1,367,058
Financials — 10.5%
Ally Financial Inc .................... 8,640 307,498
American Express Co ................. 7,393 2,004,982
American International Group Inc ......... 14,055 1,029,248
Bank of New York Mellon Corp/The ........ 48,168 3,461,352
Berkshire Hathaway Inc
(1)
.............. 44,268 20,374,790
Block Inc
(1)
........................ 3,231 216,897
Capital One Financial Corp .............. 9,435 1,412,702
Comerica Inc ....................... 8,986 538,351
Commerce Bancshares Inc/MO ........... 2,933 174,220
East West Bancorp Inc ................ 12,059 997,762
Enstar Group Ltd
(1)
................... 853 274,316
Euronet Worldwide Inc
(1)
............... 3,925 389,478
First American Financial Corp ............ 12,492 824,597
Mastercard Inc ..................... 217 107,155
MetLife Inc ........................ 21,546 1,777,114
Northern Trust Corp .................. 17,576 1,582,367
State Street Corp .................... 33,911 3,000,106
Synchrony Financial .................. 5,612 279,927
US Bancorp ........................ 6,210 283,983
39,036,845
Health Care — 8.2%
AbbVie Inc ........................ 29,924 5,909,392
Amgen Inc ........................ 6,821 2,197,794
Bristol-Myers Squibb Co ............... 5,538 286,536
Centene Corp
(1)
..................... 1,956 147,248
Cigna Group/The .................... 2,003 693,919
CVS Health Corp .................... 546 34,332
Eli Lilly & Co ....................... 5,682 5,033,911
Encompass Health Corp ............... 9,004 870,147
Gilead Sciences Inc .................. 29,922 2,508,660
HCA Healthcare Inc ................... 6,471 2,630,009
Johnson & Johnson .................. 36,135 5,856,038
Medtronic PLC ...................... 29,209 2,629,686
Merck & Co Inc ..................... 9,532 1,082,454
Organon & Co ...................... 348 6,657
Universal Health Services Inc ............ 1,977 452,753
30,339,536
Industrials — 4.4%
A O Smith Corp ..................... 7,157 642,913
Alaska Air Group Inc
(1)
................. 6,963 314,797

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Allegion plc ........................ 6,542 953,431
Boise Cascade Co ................... 2,351 331,444
Broadridge Financial Solutions Inc ......... 7,933 1,705,833
BWX Technologies Inc ................. 3,768 409,582
Copart Inc
(1)
........................ 13,016 682,038
Delta Air Lines Inc ................... 13,113 666,009
EMCOR Group Inc .................... 1,844 793,897
Graco Inc ......................... 12,514 1,095,100
Huntington Ingalls Industries Inc .......... 1,030 272,311
Johnson Controls International plc ......... 6,672 517,814
Karat Packaging Inc .................. 374 9,683
MSC Industrial Direct Co Inc ............. 239 20,568
Norfolk Southern Corp ................. 823 204,516
Northrop Grumman Corp ............... 106 55,976
Paycom Software Inc ................. 4,896 815,527
Rollins Inc ......................... 5,171 261,549
RTX Corp ......................... 4,060 491,910
Sterling Infrastructure Inc
(1)
............. 509 73,815
Trane Technologies PLC ................ 4,272 1,660,655
United Airlines Holdings Inc
(1)
............ 5,172 295,114
Vertiv Holdings Co ................... 5,440 541,226
Waste Management Inc ................ 16,802 3,488,095
16,303,803
Information Technology — 15.0%
Amkor Technology Inc ................. 1,367 41,830
Apple Inc ......................... 38,199 8,900,367
Applied Materials Inc ................. 5,458 1,102,789
Asana Inc
(1)
........................ 3,251 37,679
Astera Labs Inc
(1)
.................... 3,118 163,352
Cirrus Logic Inc
(1)
.................... 1,202 149,300
Consensus Cloud Solutions Inc
(1)
.......... 4,011 94,459
First Solar Inc
(1)
..................... 1,184 295,337
Jabil Inc .......................... 170 20,371
Lam Research Corp .................. 675 550,854
Lattice Semiconductor Corp
(1)
............ 1,809 96,004
Micron Technology Inc ................ 9,936 1,030,462
Microsoft Corp ...................... 29,694 12,777,328
NVIDIA Corp ....................... 101,909 12,375,829
ON Semiconductor Corp
(1)
.............. 6,933 503,405
Oracle Corp ........................ 15,312 2,609,165
Palantir Technologies Inc
(1)
.............. 2,683 99,808
Photronics Inc
(1)
..................... 1,921 47,564
Qorvo Inc
(1)
........................ 99 10,227
QUALCOMM Inc ..................... 26,434 4,495,102
Skyworks Solutions Inc ................ 25,726 2,540,957
TD SYNNEX Corp .................... 4,207 505,177
Teradyne Inc ....................... 4,613 617,819
Texas Instruments Inc ................. 32,353 6,683,159
55,748,344
Materials — 0.8%
Ball Corp ......................... 26,653 1,810,005
Louisiana-Pacific Corp ................ 6,725 722,669
Steel Dynamics Inc ................... 2,842 358,319
Sylvamo Corp ...................... 3,599 308,974
3,199,967
Real Estate — 1.6%
CoStar Group Inc
(1)
................... 17,328 1,307,224
Jones Lang LaSalle Inc
(1)
............... 1,259 339,691
Simon Property Group Inc .............. 24,364 4,118,003
SITE Centers Corp ................... 4,427 267,834
6,032,752
Utilities — 0.6%
Brookfield Renewable Corp ............. 249 8,132
Clearway Energy Inc .................. 4,344 133,274
Entergy Corp ....................... 4,715 620,541
National Fuel Gas Co .................. 5,967 361,660
NRG Energy Inc ..................... 4,455 405,851
Vistra Corp ........................ 1,559 184,804
Xcel Energy Inc ..................... 6,131 400,354
2,114,616
Total Common Stocks (United States)
(Cost $ 168,534,602 ) ................ 209,142,788
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 610 15,768
Total Preferred Stock (United States)
(Cost $ 15,247 ) .................... 15,768
Warrants (United States) — 0 .0%
Chaparral Energy Inc A Warrants ,
Expiration Date 10/14/2024
(1) (2)
......... 2 0
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 2 0
Chord Energy Corp ,
Expiration Date 11/19/2024
(1) (2)
......... 7 0
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 15 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 8 0
Total Warrants (United States)
(Cost $ 2,167 ) ..................... 0
Registered Investment Companies — 4 .7%
U.S. Fixed Income — 4.1%
Baird Core Plus Bond Fund - Class I ....... 334,558 3,482,746
BrandywineGLOBAL High Yield Fund - Class IS 156,719 1,623,614
Dodge & Cox Income Fund - Class I ........ 94,535 1,223,282
Fidelity Advisor High Income Advantage Fund -
Class Z ......................... 162,141 1,791,654
Fidelity Total Bond Fund - Class Z ......... 321,434 3,140,406
Frost Total Return Bond Fund - Class I ...... 116,572 1,169,219

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
iShares 20+ Year Treasury Bond ETF
(3)
...... 27,451 2,692,943
15,123,864
International Fixed Income — 0.3%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 95,725 757,183
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(3)
.......................... 4,263 398,932
1,156,115
International Equity — 0.3%
iShares Core MSCI EAFE ETF
(3)
........... 15,725 1,227,336
1,227,336
Total Registered Investment Companies
(Cost $ 16,671,662 ) ................. 17,507,315
Money Market Registered Investment Companies — 36 .5%
Meeder Government Money Market Fund - Class
F , 4.80%
(4)
....................... 135,381,510 135,381,510
Total Money Market Registered Investment
Companies
(Cost $ 135,381,510 ) ................ 135,381,510
Total Investments — 97 .5%
(Cost $ 320,605,188 ) ................ 362,047,381
Other Assets less Liabilities — 2 .5% ....... 9,360,765
Total Net Assets — 100 .0% ............. 371,408,146
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 4,428 61,333
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,297 29,874
Meeder Dynamic Allocation Fund - Retail Class 11,967 180,345
Meeder Muirfield Fund - Retail Class ....... 6,360 65,634
Total Trustee Deferred Compensation
(Cost $ 256,390 ) ................... 337,186
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Dec 2024 ......... 592 12/20/24 73,638,880 1,339,380
Mini MSCI Emg Mkt Futures
- Dec 2024 ........ 260 12/20/24 15,245,100 892,883
Russell 2000 Futures Mini
December 2024 ..... 226 12/20/24 25,415,960 388,982
S&P 500 Mini Futures
December 2024 ..... 70 12/20/24 20,349,875 320,563
S&P Mid Cap Futures EMini
December 2024 ..... 18 12/20/24 5,667,480 91,728
Total Futures Contracts .. 1,166 140,317,295 3,033,536
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2024.
(5) Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.